INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Iberia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	25.00%	50.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.20%
Percent by which value assigned to discount rate must change in order to result in an impairment	1.60%
Germany CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	90.00%	110.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	5.00%
Percent by which value assigned to discount rate must change in order to result in an impairment	4.00%
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	2.00%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 149	€ 111	€ 113
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	54	44	43
Intangible assets and goodwill	€ (233)	(222)	(187)
Software | Low
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
Software | High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	7 years
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 118	126	135
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	8	8	8
Intangible assets and goodwill	(43)	(35)	(27)
Franchise intangible | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,105
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,517	2,520	2,518
Goodwill | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	294
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years